Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6. Intangible assets

Intangible assets, net of accumulated amortization, impairment charges and adjustments are summarized as follows:

	As of September 30, 2021				As of December 31, 2020
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
IPR&D Assets	$38,876	$(10,132)	$28,744	$38,876	$(8,399)	$30,477
Acquired patents	99	(99)	—	99	(85)	14
Total intangible assets	$38,975	$(10,231)	$28,744	$38,975	$(8,484)	$30,491

The Company’s IPR&D assets have been classified as indefinite-lived intangible assets. Individually material development projects in progress are as follows:

	September 30, 2021 $	December 31, 2020 $
Stenoparib	25,957	27,522
Dovitinib	2,787	2,955
	28,744	30,477

Sale of Irofulven

On July 23, 2021, the Company and Lantern Pharma Inc. (“Lantern”) entered into an exclusive agreement under which Lantern will reacquire global rights to Irofulven (“LP-100”) and assume full authority to manage and guide future clinical development and commercialization. The Company received an upfront payment of $1,000 from Lantern. The agreement voids all prior obligations from the original 2015 in-license agreement and provides for additional development and regulatory milestone fees, and tiered royalties on future sales of Irofulven.

If all milestones are achieved, then we will be entitled to receive up to $16 million in milestone payments under the Asset Purchase Agreement. In addition to the milestone payments, Lantern Pharma has agreed to pay us royalties in the low mid-digits based on annual incremental net sales of product derived from Irofulven, on a country-by-country basis, in an amount equal to percentages of annual sales based on a tiered progression.

9. Intangible assets

Intangible assets, net of accumulated amortization, impairment charges and adjustments are summarized as follows:

	As of December 31, 2020			As of December 31, 2019
	Cost	Accumulated Amortization*	Net	Cost	Accumulated Amortization*	Net
IPR&D Assets	$38,876	$(8,399)	$30,477	$35,275	$(7,624)	$27,651
Acquired patents	78	(64)	14	78	(39)	39
Total intangible assets	$38,954	$(8,463)	$30,491	$35,353	$(7,663)	$27,690

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*        Accumulated Amortization of IPR&D Assets includes impairment charges as described below.

The Company’s IPR&D assets have been classified as indefinite-lived intangible assets. Individually material development projects in progress are as follows:

	December 31,
	2020 $	2019 $
Stenoparib	27,522	24,970
Dovitinib	2,955	2,681
Total	30,477	27,651

Impairments

In November 2019 management reassessed its projects and determined to reprioritize its research and development efforts. Consequently, during the year ended December 31, 2019 the Company recognized impairment losses of $7,494 on certain of its IPR&D assets. Written down IPR&D assets, although written down to zero, may ultimately be out licensed.